UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   January 11,2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  367,292



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     33951  983800 SH       SOLE                  983800
BAKER HUGHES INC           COM             057224107     34903  717578 SH       SOLE                  717578
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     37541 3951700 SH       SOLE                 3951700
BP PLC-SPONS ADR           SPONSORED ADR   055622104     67533 1580087 SH       SOLE                 1580087
DEVON ENERGY CORP          COM             25179M103     34528  556900 SH       SOLE                  556900
BALTIC TRADING LIMITED	   COM		   Y0553W103	  1528  321783 SH	SOLE		      321783
HESS CORP                  COM             42809H107     58714 1033700 SH       SOLE                 1033700
DENBURY RESOURCES INC      COM NEW         247916208     63577 4210374 SH       SOLE                 4210374
TRANSOCEAN LTD		   REG SHS         H8817H100       921   24000 SH       SOLE                   24000
PETROLEO BRASILEIRO SA 	   SPONSORED ADR   71654v408     34096 1372100 SH       SOLE                 1372100